Gold Bullion Loans (Details Narrative)		12 Months Ended
	Aug. 27, 2018 CAD ($) shares	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CAD ($)	Aug. 27, 2019 CAD ($)	Aug. 27, 2019 USD ($)	Jun. 08, 2019 $ / shares
Finance income (cost)		$ 605,775		$ 549,213		$ 347,418
Interest accretion expense		988,530		819,060		725,696
Gold bullion loans [member]
Proceeds from loan		287,800		1,310,660
Loan, exercise price per share | $ / shares									$ 0.26
Loans Settled							$ 324,475
Equity issued, settlement of debt, Shares | shares	961,538
Issue of equity, settlement of debt	$ 605,769
Gain (loss) on settlement of debt	$ 281,294
Finance income (cost)		375,921		337,012		297,278
Interest accretion expense		$ 268,280		$ 272,991		$ 449,460
Gold bullion loans [member] | USD
Proceeds from loan			$ 216,857		$ 1,027,727
Loans Settled								$ 250,000